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<filename>Common Pension Fund B 13F-June 2010.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ray A. Joseph
Title:	Acting Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Ray A. Joseph  Trenton, NJ 	July 23, 2010


Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   11

Form 13F Information Table Value Total:	   184451 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK CORPORATE HY FD VI INC  COM              09255P10  4240       400000     SH         SOLE            400000
BLACKROCK DEBT STRATEGIES FD INC  COM              09255R10  3032       800000     SH         SOLE            800000
DEX ONE CORP                      COM              25212W10  82         4327       SH         SOLE            4327
ENERGY XXI (BERMUDA) LTD          USD UNRS SHS     G1008214  417        26449      SH         SOLE            26449
HORIZON LINES CV                  NOTE 4.250% 8/1  44044KAB  413        500000     SH         SOLE            500000
ISHARES IBOXX H/Y CORP BOND       HIGH YLD CORP    46428851  4245       50000      SH         SOLE            50000
ISHARES IBOXX INV GR CORP BOND    IBOXX INV CPBD   46428724  140998     1300000    SH         SOLE            1300000
LEAP WIRELESS                     NOTE 4.500% 7/1  521863AL  4          5000       SH         SOLE            5000
PIMCO HIGH INCOME FUND            COM SHS          72201410  26444      2200000    SH         SOLE            2200000
SUPERMEDIA INC                    COM              86844710  5          288        SH         SOLE            288
WESTERN ASSET HIGH INC FD II      COM              95766J10  4571       500000     SH         SOLE            500000